UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-805

Salomon Brothers Investors Value Fund Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS

INVESTORS VALUE FUND INC

FORM N-Q

SEPTEMBER 30, 2006

SALOMON BROTHERS INVESTORS VALUE FUND INC

Schedule of Investments (unaudited)	September 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 94.2%
CONSUMER DISCRETIONARY - 13.6%
Hotels, Restaurants & Leisure - 2.3%
809,500	McDonald’s Corp.	$31,667,640

Household Durables - 1.2%
603,200	Newell Rubbermaid Inc.	17,082,624

Media - 7.1%
463,100	EchoStar Communications Corp., Class A Shares*	15,161,894
92,995	Liberty Media Holding Corp., Capital Group, Series A Shares*	7,771,592
457,275	Liberty Media Holding Corp., Interactive Group, Series A Shares*	9,319,264
1,736,700	News Corp., Class B Shares	35,845,488
511,600	SES Global SA, FDR	7,678,164
1,285,100	Time Warner Inc.	23,427,373

	Total Media	99,203,775

Multiline Retail - 1.1%
282,400	Target Corp.	15,602,600

Specialty Retail - 1.9%
719,800	Home Depot Inc.	26,107,146

	TOTAL CONSUMER DISCRETIONARY	189,663,785

CONSUMER STAPLES - 8.9%
Food & Staples Retailing - 3.7%
934,900	Kroger Co.	21,633,586
615,500	Wal-Mart Stores Inc.	30,356,460

	Total Food & Staples Retailing	51,990,046

Household Products - 1.9%
411,000	Kimberly-Clark Corp.	26,862,960

Tobacco - 3.3%
599,000	Altria Group Inc.	45,853,450

	TOTAL CONSUMER STAPLES	124,706,456

ENERGY - 6.6%
Energy Equipment & Services - 1.6%
366,500	GlobalSantaFe Corp.	18,321,335
165,400	Halliburton Co.	4,705,630

	Total Energy Equipment & Services	23,026,965

Oil, Gas & Consumable Fuels - 5.0%
234,400	Royal Dutch Shell PLC, ADR, Class A Shares	15,493,840
211,000	Suncor Energy Inc.	15,202,550
583,100	Total SA, ADR	38,449,614

	Total Oil, Gas & Consumable Fuels	69,146,004

	TOTAL ENERGY	92,172,969

FINANCIALS - 31.0%
Capital Markets - 5.2%
399,900	Bank of New York Co. Inc.	14,100,474
114,600	Goldman Sachs Group Inc.	19,386,882
493,900	Merrill Lynch & Co. Inc.	38,632,858

	Total Capital Markets	72,120,214

Commercial Banks - 2.9%
252,900	Wachovia Corp.	14,111,820
741,100	Wells Fargo & Co.	26,812,998

	Total Commercial Banks	40,924,818

Consumer Finance - 4.8%
541,800	American Express Co.	30,384,144

See Notes to Schedule of Investments.

1

SALOMON BROTHERS INVESTORS VALUE FUND INC

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
Consumer Finance - 4.8% (continued)
466,700	Capital One Financial Corp.	$36,710,622

	Total Consumer Finance	67,094,766

Diversified Financial Services - 4.9%
573,100	Bank of America Corp.	30,700,967
788,960	JPMorgan Chase & Co.	37,049,562

	Total Diversified Financial Services	67,750,529

Insurance - 9.8%
361,800	AFLAC Inc.	16,555,968
396,000	American International Group Inc.	26,238,960
444,600	Chubb Corp.	23,101,416
744,200	Loews Corp.	28,205,180
752,400	Marsh & McLennan Cos. Inc.	21,180,060
461,500	St. Paul Travelers Cos. Inc.	21,639,735

	Total Insurance	136,921,319

Thrifts & Mortgage Finance - 3.4%
326,700	Freddie Mac	21,670,011
337,400	Golden West Financial Corp.	26,064,150

	Total Thrifts & Mortgage Finance	47,734,161

	TOTAL FINANCIALS	432,545,807

HEALTH CARE - 8.6%
Health Care Providers & Services - 3.3%
442,500	UnitedHealth Group Inc.	21,771,000
321,200	WellPoint Inc.*	24,748,460

	Total Health Care Providers & Services	46,519,460

Pharmaceuticals - 5.3%
410,800	Abbott Laboratories	19,948,448
219,800	Johnson & Johnson	14,273,812
383,600	Novartis AG, ADR	22,417,584
377,700	Sanofi-Aventis, ADR	16,796,319

	Total Pharmaceuticals	73,436,163

	TOTAL HEALTH CARE	119,955,623

INDUSTRIALS - 8.9%
Aerospace & Defense - 4.2%
255,100	Boeing Co.	20,114,635
318,300	Raytheon Co.	15,281,583
362,100	United Technologies Corp.	22,939,035

	Total Aerospace & Defense	58,335,253

Building Products - 0.9%
482,700	Masco Corp.	13,235,634

Commercial Services & Supplies - 1.1%
268,500	Avery Dennison Corp.	16,155,645

Industrial Conglomerates - 1.7%
264,900	Textron Inc.	23,178,750

Machinery - 1.0%
178,600	Parker Hannifin Corp.	13,882,578

	TOTAL INDUSTRIALS	124,787,860

INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 1.5%
1,062,700	Nokia Oyj, ADR	20,924,563

Computers & Peripherals - 1.0%
170,500	International Business Machines Corp.	13,970,770

See Notes to Schedule of Investments.

2

SALOMON BROTHERS INVESTORS VALUE FUND INC

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 3.5% (continued)
Software - 1.0%
526,100	Microsoft Corp.	$14,378,313

	TOTAL INFORMATION TECHNOLOGY	49,273,646

MATERIALS - 2.7%
Chemicals - 2.7%
217,400	Air Products & Chemicals Inc.	14,428,838
540,300	E.I. du Pont de Nemours & Co.	23,146,452

	TOTAL MATERIALS	37,575,290

TELECOMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 3.7%
1,065,810	AT&T Inc.	34,702,774
351,947	Embarq Corp.	17,023,676

	Total Diversified Telecommunication Services	51,726,450

Wireless Telecommunication Services - 4.0%
421,900	ALLTEL Corp.	23,415,450
1,851,953	Sprint Nextel Corp.	31,760,994

	Total Wireless Telecommunication Services	55,176,444

	TOTAL TELECOMMUNICATION SERVICES	106,902,894

UTILITIES - 2.7%
Multi-Utilities - 2.7%
742,600	Sempra Energy	37,315,650

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $1,012,776,325)	1,314,899,980

FACE AMOUNT
SHORT-TERM INVESTMENT - 6.6%
Repurchase Agreement - 6.6%
$91,585,000	Interest in $518,363,000 joint tri-party repurchase agreement dated 9/29/06 with Greenwich Capital Markets Inc., 5.350% due 10/2/06; Proceeds at maturity - $91,625,832; (Fully collateralized by various U.S. Government Agency Obligations, 4.221% to 7.589% due 11/1/18 to 2/1/37; Market value - $93,417,441) (Cost - $91,585,000)	91,585,000

	TOTAL INVESTMENTS - 100.8% (Cost - $1,104,361,325#)	1,406,484,980
	Liabilities in Excess of Other Assets - (0.8)%	(10,601,399)

	TOTAL NET ASSETS - 100.0%	$1,395,883,581

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Investors Value Fund Inc (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$310,968,865
Gross unrealized depreciation	(8,845,210)

Net unrealized appreciation	$302,123,655

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Investors Value Fund Inc

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: November 29, 2006